UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Retirement 2070 Fund

I Class (TRVQX)

This semi-annual shareholder report contains important information about Retirement 2070 Fund (the "fund") for the period of June 18, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2070 Fund - I Class	$21	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,636
Number of Portfolio Holdings	20

Portfolio Turnover Rate	21.2%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	68.6%
International Equity Funds	28.8
Domestic Bond Funds	0.7
International Bond Funds	0.3
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	15.2
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price U.S. Large-Cap Core Fund	10.0
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Mid-Cap Value Fund	3.1
T. Rowe Price Mid-Cap Growth Fund	3.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F2336-053 1/26

Retirement 2070 Fund

I Class (TRVQX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Retirement 2070 Fund

R Class (TRGQX)

This semi-annual shareholder report contains important information about Retirement 2070 Fund (the "fund") for the period of June 18, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2070 Fund - R Class	$54	1.14%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,636
Number of Portfolio Holdings	20

Portfolio Turnover Rate	21.2%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	68.6%
International Equity Funds	28.8
Domestic Bond Funds	0.7
International Bond Funds	0.3
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	15.2
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price U.S. Large-Cap Core Fund	10.0
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Mid-Cap Value Fund	3.1
T. Rowe Price Mid-Cap Growth Fund	3.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F2337-053 1/26

Retirement 2070 Fund

R Class (TRGQX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Retirement 2070 Fund

Advisor Class (TRVTX)

This semi-annual shareholder report contains important information about Retirement 2070 Fund (the "fund") for the period of June 18, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2070 Fund - Advisor Class	$41	0.86%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,636
Number of Portfolio Holdings	20

Portfolio Turnover Rate	21.2%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	68.6%
International Equity Funds	28.8
Domestic Bond Funds	0.7
International Bond Funds	0.3
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	15.2
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price U.S. Large-Cap Core Fund	10.0
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Mid-Cap Value Fund	3.1
T. Rowe Price Mid-Cap Growth Fund	3.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F2335-053 1/26

Retirement 2070 Fund

Advisor Class (TRVTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Retirement 2070 Fund

Investor Class (TRVSX)

This semi-annual shareholder report contains important information about Retirement 2070 Fund (the "fund") for the period of June 18, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2070 Fund - Investor Class	$30	0.64%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,636
Number of Portfolio Holdings	20

Portfolio Turnover Rate	21.2%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	68.6%
International Equity Funds	28.8
Domestic Bond Funds	0.7
International Bond Funds	0.3
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	15.2
T. Rowe Price Equity Index 500 Fund	10.2
T. Rowe Price U.S. Large-Cap Core Fund	10.0
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Mid-Cap Value Fund	3.1
T. Rowe Price Mid-Cap Growth Fund	3.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

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Retirement 2070 Fund

Investor Class (TRVSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRVSX Retirement 2070 Fund
TRVTX Retirement 2070 Fund–
.
Advisor Class
TRGQX Retirement 2070 Fund–
.
R Class
TRVQX Retirement 2070 Fund–
.
I Class

T. ROWE PRICE Retirement 2070 Fund
Unaudited
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6/18/25
(1)
Through
11/30/25
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment loss
(2)(3)
(0.02)
Net realized and unrealized gain/loss 1.23
Total from investment activities 1.21
NET ASSET VALUE
End of period $ 11.21
Ratios/Supplemental Data
Total return
(3)(4)(5)
12.10%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.64%
(6)
Net expenses after payments by Price Associates
(5)
0.64%
(6)
Net investment loss
(5)
(0.44)%
(6)
Portfolio turnover rate
(5)
21.2%
Net assets, end of period (in thousands) $1,800
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2070 Fund
Unaudited
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Advisor Class
(1)
6/18/25
(1)
Through
11/30/25
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment loss
(2)(3)
(0.04)
Net realized and unrealized gain/loss 1.23
Total from investment activities 1.19
NET ASSET VALUE
End of period $ 11.19
Ratios/Supplemental Data
Total return
(3)(4)(5)
11.90%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.86%
(6)
Net expenses after payments by Price Associates
(5)
0.86%
(6)
Net investment loss
(5)
(0.76)%
(6)
Portfolio turnover rate
(5)
21.2%
Net assets, end of period (in thousands) $4,629
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2070 Fund
Unaudited
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
R Class
(1)
6/18/25
(1)
Through
11/30/25
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment loss
(2)(3)
(0.04)
Net realized and unrealized gain/loss 1.22
Total from investment activities 1.18
NET ASSET VALUE
End of period $ 11.18
Ratios/Supplemental Data
Total return
(3)(4)(5)
11.80%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
1.14%
(6)
Net expenses after payments by Price Associates
(5)
1.14%
(6)
Net investment loss
(5)
(0.91)%
(6)
Portfolio turnover rate
(5)
21.2%
Net assets, end of period (in thousands) $147
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2070 Fund
Unaudited
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6/18/25
(1)
Through
11/30/25
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment loss
(2)(3)
(0.02)
Net realized and unrealized gain/loss 1.24
Total from investment activities 1.22
NET ASSET VALUE
End of period $ 11.22
Ratios/Supplemental Data
Total return
(3)(4)(5)
12.20%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.45%
(6)
Net expenses after payments by Price Associates
(5)
0.45%
(6)
Net investment loss
(5)
(0.31)%
(6)
Portfolio turnover rate
(5)
21.2%
Net assets, end of period (in thousands) $6,060
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2070 Fund
November 30, 2025 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
6/18/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/25
(Cost and value in $000s)
BOND FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  — 60 4 6,954 56
U.S. Treasury Long-Term Index
Fund  — 36 2 4,579 34
International Bond Fund (USD
Hedged)  — 22 1 2,425 21
Dynamic Global Bond Fund  — 13 1 1,611 12
Total Bond Funds (Cost $122) 123
EQUITY FUNDS 97.4%
T. Rowe Price Funds:
Value Fund  — 2,033 133 39,004 1,962
Growth Stock Fund  — 1,997 133 15,253 1,920
Equity Index 500 Fund  — 1,338 88 7,159 1,292
U.S. Large-Cap Core Fund  — 1,321 102 26,701 1,258
International Value Equity Fund  — 1,144 75 47,118 1,111
Overseas Stock Fund  — 1,034 68 61,238 993
Real Assets Fund  — 853 82 45,663 816
International Stock Fund  — 870 57 35,539 814
Mid-Cap Value Fund  — 411 27 11,606 395
Mid-Cap Growth Fund  — 419 34 3,709 391
Emerging Markets Discovery Stock
Fund  — 393 27 20,719 379
Emerging Markets Stock Fund  — 355 24 7,868 341
Small-Cap Value Fund  — 230 14 3,870 225
New Horizons Fund (2) — 214 14 3,423 207
Small-Cap Stock Fund  — 215 14 3,339 207
Total Equity Funds (Cost $11,936) 12,311

T. ROWE PRICE Retirement 2070 Fund

$ Value
6/18/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 4.05% (3) — 148 21 126,719 127
Total Short-Term Investments (Cost $127) 127
Total Investments in Securities
99.4% of Net Assets (Cost $12,185) $ 12,561
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2070 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended November 30, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ — $ —
Emerging Markets Discovery Stock Fund  — 13 —
Emerging Markets Stock Fund  — 10 —
Equity Index 500 Fund  (1) 42 1
Growth Stock Fund  (2) 56 —
International Bond Fund (USD Hedged)  — — —
International Stock Fund  (1) 1 —
International Value Equity Fund  (1) 42 —
Mid-Cap Growth Fund  (1) 6 —
Mid-Cap Value Fund  — 11 —
New Horizons Fund  — 7 —
New Income Fund  — — 1
Overseas Stock Fund  — 27 —
Real Assets Fund  (1) 45 —
Small-Cap Stock Fund  — 6 —
Small-Cap Value Fund  — 9 —
U.S. Large-Cap Core Fund  (1) 39 —
U.S. Treasury Long-Term Index Fund  — — —
Value Fund  (1) 62 —
U.S. Treasury Money Fund, 4.05% — — 1
Totals $ (9)# $ 376 $ 3+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2070 Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $12,185) $ 12,561
Receivable for shares sold 87
Due from affiliates 80
Total assets 12,728
Liabilities
Payable for investment securities purchased 77
Payable for shares redeemed 10
Investment management and administrative fees payable 4
Other liabilities 1
Total liabilities 92
NET ASSETS $ 12,636
Net Assets Consist of:
Total distributable earnings (loss) $ 359
Paid-in capital applicable to 1,127,167 shares of $0.0001 par value capital stock outstanding; 30,000,000,000 shares of
the Corporation authorized 12,277
NET ASSETS $ 12,636
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,800; Shares outstanding: 160,625) $ 11.21
Advisor Class
(Net assets: $4,629; Shares outstanding: 413,499) $ 11.19
R Class
(Net assets: $147; Shares outstanding: 13,171) $ 11.18
I Class
(Net assets: $6,060; Shares outstanding: 539,872) $ 11.22

T. ROWE PRICE Retirement 2070 Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6/18/25
Through
11/30/25
Investment Income (Loss)
Income distributions from underlying Price Funds $ 3
Expenses
Investment management and administrative expense 10
Rule 12b-1 fees
Advisor Class 1
Total expenses 11
Net investment loss (8)
Realized and Unrealized Gain / Loss –
Net realized loss on Sales of underlying Price Funds (9)
Change in net unrealized gain / loss on underlying Price Funds 376
Net realized and unrealized gain / loss 367
INCREASE IN NET ASSETS FROM OPERATIONS $ 359

T. ROWE PRICE Retirement 2070 Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6/18/25
Through
11/30/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (8)
Net realized loss (9)
Change in net unrealized gain / loss 376
Increase in net assets from operations 359
Capital share transactions
*
Shares sold
Investor Class 2,201
Advisor Class 4,552
R Class 135
I Class 6,730
Shares redeemed
Investor Class (505)
Advisor Class (30)
I Class (806)
Increase in net assets from capital share transactions 12,277
Net Assets
Increase during period 12,636
Beginning of period –
End of period $ 12,636
*Share information (000s)
Shares sold
Investor Class 207
Advisor Class 416
R Class 13
I Class 614
Shares redeemed
Investor Class (46)
Advisor Class (3)
I Class (74)
Increase in shares outstanding 1,127

T. ROWE PRICE Retirement 2070 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
2070 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund incepted on June 18, 2025. The fund invests in a portfolio of other T. Rowe
Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has four classes of shares: the Retirement 2070 Fund
(Investor Class), Retirement 2070 Fund–Advisor Class (Advisor Class),
Retirement 2070 Fund–R Class (R Class) and Retirement 2070 Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price

T. ROWE PRICE Retirement 2070 Fund

Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying
Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Retirement 2070 Fund

NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation

T. ROWE PRICE Retirement 2070 Fund

techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $13,106,000 and $912,000, respectively for the period ended November 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end;
accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $12,185,000. Net unrealized gain aggregated $376,000 at period-end, of which $376,000 related to appreciated investments and $0 related to depreciated investments.

T. ROWE PRICE Retirement 2070 Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class, Advisor Class, and R Class and 0.46% to 0.34% for the
I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage;
nonrecurring, extraordinary expenses; acquired fund fees and expenses; and
any 12b-1 fees applicable to a class. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At November 30, 2025, the effective annual all-inclusive fee rate was
0.64% for the Investor Class, Advisor Class, and R Class and 0.46% for the
I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).

T. ROWE PRICE Retirement 2070 Fund

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
November 30, 2025, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 30,000 shares of the Investor Class, representing 19%
of the Investor Class's net assets, 10,000 shares of the Advisor Class, representing 2% of the Advisor Class's net assets, 10,000 shares of the
R Class, representing 76% of the R Class's net assets, and 10,000 shares of the I Class, representing 2% of the I Class's net assets.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Retirement 2070 Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F2334-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026